Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 871,604	¥ 1,182,566
Less - Portion due within one year	159,517	265,918
Total	712,087	916,648
Capital lease obligations and other, due 2014 to 2027
Debt Instrument [Line Items]
Long-term debt including current portion		90,560
Capital lease obligations and other, due 2015 to 2025
Debt Instrument [Line Items]
Long-term debt including current portion	66,880
Unsecured loans, due 2014 to 2024, with interest rates ranging from 0.33% to 5.53% per annum
Debt Instrument [Line Items]
Long-term debt including current portion		482,778
Unsecured loans, due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion	425,437
Unsecured 1.57% bonds, due 2015
Debt Instrument [Line Items]
Long-term debt including current portion	30,000	29,997
Unsecured 1.75% bonds, due 2015
Debt Instrument [Line Items]
Long-term debt including current portion	24,999	24,999
Unsecured 1.30% bonds, due 2014
Debt Instrument [Line Items]
Long-term debt including current portion		110,000
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Long-term debt including current portion	45,000	45,000
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	150,000	150,000
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	16,300	16,300
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	50,000	50,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured zero coupon convertible bonds, due 2017
Debt Instrument [Line Items]
Long-term debt including current portion		118,780
Secured 0.10% loans, due 2016
Debt Instrument [Line Items]
Long-term debt including current portion	20,000	20,000
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 12,988	¥ 14,152